Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2012
Fair Value Measurements [Abstract]
Schedule Of Fair Value Of Financial Assets And Liabilities Measured On A Recurring Basis

		Fair Value Measurements - September 30, 2012

			Significant Other	Significant
		QuotedPrices in	Observable	Unobservable
		Active Markets	Inputs	Inputs
	Fair Value	Level 1	Level 2	Level 3

Liabilities:
Natural gas purchases	$1,065,243	$-	$1,065,243	$-
Interest rate swaps	2,916,718	-	2,916,718	-

Total	$3,981,961	$-	$3,981,961	$-

		Fair Value Measurements - September 30, 2011

			Significant Other	Significant
		QuotedPrices in	Observable	Unobservable
		Active Markets	Inputs	Inputs
	Fair Value	Level 1	Level 2	Level 3

Liabilities:
Natural gas purchases	$1,000,121	$-	$1,000,121	$-
Interest rate swaps	3,312,176	-	3,312,176	-

Total	$4,312,297	$-	$4,312,297	$-

Summary Of The Fair Value Of Financial Assets And Liabilities Not Adjusted To Fair Value

		Fair Value Measurements - September 30, 2012

			Significant Other	Significant
		QuotedPrices in	Observable	Unobservable
	Carrying	Active Markets	Inputs	Inputs
	Amount	Level 1	Level 2	Level 3

Assets:
Notes Receivable	$1,142,770	$-	$-	$1,152,896

Total	$1,142,770	$-	$-	$1,152,896

Liabilities:
Note payable	$15,000,000	$-	$-	$14,976,818
Long-term debt	13,000,000	-	-	14,310,450

Total	$28,000,000	$-	$-	$29,287,268

		Fair Value Measurements - September 30, 2011

			Significant Other	Significant
		QuotedPrices in	Observable	Unobservable
	Carrying	Active Markets	Inputs	Inputs
	Amount	Level 1	Level 2	Level 3

Assets:
Notes Receivable	$1,420,540	$-	$-	$1,403,286

Total	$1,420,540	$-	$-	$1,403,286

Liabilities:
Note payable	$-	$-	$-	$-
Long-term debt	28,000,000	-	-	29,539,742

Total	$28,000,000	$-	$-	$29,539,742